Fair Value Measurements - Schedule of Fair Value Hierarchy of Plan's Assets and Estimated Fair Value of Plan's Investment Funds (Details) - EBP 56-1848578 006 - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 878,295	$ 813,938
Martin Marietta Materials, Inc. Common Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	56,373	63,926
Mutual Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	128,266	129,260
Collective Trust Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	693,656	620,752
Level 1 | Martin Marietta Materials, Inc. Common Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	56,373	63,926
Level 1 | Mutual Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	128,266	129,260
Fair Value Measured at Net Asset Value Per Share
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	693,656	620,752
Fair Value Measured at Net Asset Value Per Share | Galliard Stable Return Fund E
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	66,293	71,681
Fair Value Measured at Net Asset Value Per Share | BlackRock Equity Index Fund J
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	106,076	89,976
Fair Value Measured at Net Asset Value Per Share | Harbor Capital Appreciation R
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	62,958	0
Fair Value Measured at Net Asset Value Per Share | Harbor Capital Appreciation CIT Class 2
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	55,001
Fair Value Measured at Net Asset Value Per Share | BlackRock LifePath Portfolios Class O
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	447,863	396,383
Fair Value Measured at Net Asset Value Per Share | BlackRock Mid Cap Equity Index Fund M
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,536	6,884
Fair Value Measured at Net Asset Value Per Share | BlackRock Russell 2000 Index Fund M
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	931	535
Fair Value Measured at Net Asset Value Per Share | BlackRock US Debt Index Fund M
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	999	292
Fair Value Measured at Net Asset Value Per Share | Collective Trust Funds
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 693,656	$ 620,752